Stockholders' Equity	12 Months Ended
Apr. 02, 2016
Equity [Abstract]
SHAREHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY

Stock Repurchase

On February 5, 2015, the Company announced that its Board of Directors authorized the repurchase of up to $200.0 million of its outstanding common stock, exclusive of related fees, commissions or other expenses. On August 11, 2015, the Company announced the completion of this $200.0 million share repurchase program having repurchased on the open market approximately 2.4 million shares at an average price of $63.14 during fiscal 2016 and 0.8 million shares at an average price of $65.87 during fiscal 2015.

On August 11, 2015, the Company announced that its Board of Directors authorized a new share repurchase program to repurchase up to $400.0 million of the Company's outstanding common stock. On September 10, 2015, the Company announced the completion of this $400.0 million share repurchase program having repurchased approximately 7.3 million shares at an average price of $54.75 on the open market in the second quarter of fiscal 2016.

On November 5, 2015, the Company announced that its Board of Directors authorized a new share repurchase program to repurchase up to $1.0 billion of the Company's outstanding common stock through November 4, 2016. Under the share repurchase program, share repurchases will be made in accordance with applicable securities laws on the open market or in privately negotiated transactions. The extent to which the Company repurchases its shares, the number of shares and the timing of any repurchases will depend on general market conditions, regulatory requirements, alternative investment opportunities and other considerations. The program does not require the Company to repurchase a minimum number of shares, and may be modified, suspended or terminated at any time without prior notice. During fiscal 2016, the Company repurchased approximately 14.6 million shares of common stock for approximately $750.0 million under the current program.

In connection with the Business Combination, each share of RFMD common stock was converted into the right to receive 0.25 of a share of Qorvo common stock plus cash in lieu of fractional shares, and each share of TriQuint common stock was converted into the right to receive 0.4187 of a share of Qorvo common stock plus cash in lieu of fractional shares.  Approximately 13,160 fractional shares were repurchased for $0.9 million.

Prior to the Business Combination, RFMD had a share repurchase program under which RFMD was authorized to repurchase up to $200.0 million of RFMD's outstanding shares of common stock. Denominated in shares of Qorvo common stock, during fiscal 2014, RFMD repurchased approximately 0.6 million shares at an average price of $20.12 on the open market for approximately $12.8 million including transaction costs.

Accelerated Share Repurchase Program

On February 16, 2016, the Company entered into variable maturity accelerated share repurchase ("ASR") agreements (a $250.0 million collared agreement and a $250.0 million uncollared agreement) with Bank of America, N.A. These agreements are part of the $1.0 billion share repurchase program described above. For the upfront payment of $500.0 million, the Company received 3.1 million shares of our common stock under the collared agreement (representing 50% of the shares the Company would have repurchased assuming an average share price of $40.78) and 4.9 million shares of our common stock under the uncollared agreement (representing 80% of the shares the Company would have repurchased assuming an average share price of $40.78).  On March 10, 2016, the Company received an additional 2.0 million shares of our common stock under the collared agreement. Final settlements of the ASR agreements are expected to be completed in the first quarter of fiscal 2017.

The shares were retired in the periods they were delivered, and the upfront payment was accounted for as a reduction to stockholders' equity in the Company's Consolidated Balance Sheet in the period the payment was made. The Company reflects each ASR as a repurchase of common stock in the period delivered for purposes of calculating earnings per share and as a forward contract indexed to its own common stock. The ASRs met all of the applicable criteria for equity classification, and therefore, were not accounted for as derivative instruments.

Common Stock Reserved For Future Issuance

At April 2, 2016, the Company had reserved a total of approximately 22.2 million of its authorized 405.0 million shares of common stock for future issuance as follows (in thousands):

Outstanding stock options under formal directors’ and employees’ stock option plans	6,134
Possible future issuance under Company stock incentive plans	8,181
Employee stock purchase plan	5,814
Restricted stock-based units granted	2,095
Total shares reserved	22,224